Note 15 - Stock-based Compensation - Allocation of Share-based Compensation Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expense	$ 1,740	$ 4,110	$ 4,754	$ 10,623	$ 18,071	$ 23,959
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expense	499	1,530	1,708	3,808	6,821	7,201
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expense	3	674	185	2,042	2,993	4,696
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expense	1,238	1,872	2,861	4,678	8,121	11,931
Cost of Sales [Member]
Share-Based Payment Arrangement, Expense	$ 0	$ 34	$ 0	$ 95	$ 136	$ 131